Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Crude oil	$ 3,007	$ 3,227
Natural gas	548	410
Emission allowances	549	464
Refined petroleum and petrochemical products	6,627	7,413
Total current inventories	10,731	11,514
Trading inventories	8,977	9,850
Supplies	1,946	1,455
Current biological assets	178	0
Solar projects	1,400	0
Total current inventories	23,232	22,819
Cost of inventories expensed in the income statement	$ 113,941	$ 119,307	$ 141,043